Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Expense [Abstract]
Professional services	€ 14,129	€ 15,484	€ 1,530
Marketing expenses	23,934	7,329	1,352
Delivery	10,291	3,650	948
External temporary workers	4,994	3,582	1,610
Office expense	7,296	3,427	335
Insurance premium	3,350	1,594	387
Utilities and similar expenses	4,471	1,560	322
Online plattforms fees	3,381	1,410	140
Customs duty tax	887	1,134	43
Travel expenses	4,139	1,000	291
Short-term and low value leases	3,454	567	283
Bank Services	880	509	406
Expected credit loss for trade and other receivables	1,003	478	134
Repairs	509	232	38
Other impairment and losses	2,870	0	281
Warranty provision	1,738	674	0
Other	4,229	775	92
Total	€ 91,555	€ 43,405	€ 8,192